Net Employee Defined Benefit Liabilities (Details) - Schedule of amount, timing and uncertainty of future cash flows (Parentheticals)	12 Months Ended
Dec. 31, 2022
Schedule of Amount Timing and Uncertainty of Future Cash Flows [Abstract]
Salary increase percentage	1.00%
Salary decrease percentage	1.00%
Increase in discount rate	1.00%
Decrease in discount rate	1.00%